Fees Summary	Sep. 30, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 13,736,467.69
Previously Paid Amount
Total Fee Amount	2,103.06
Total Offset Amount
Net Fee	$ 2,103.06